Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 26,674	$ 23,044	$ 20,042	$ 21,809	$ 14,807	$ 13,943	$ 12,944	$ 11,800	$ 10,116	$ 10,262	$ 9,650
Class I
Account Value [Line Items]
Account Value	$ 28,338	24,425	21,188	22,998	15,576	14,630	13,551	12,316	10,536	10,661	10,000
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Account Value	$ 32,481	26,296	22,053	24,784	17,438	16,439	15,038	13,134	11,122	10,731	10,000
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Account Value	$ 32,481	$ 26,296	$ 22,053	$ 24,784	$ 17,438	$ 16,439	$ 15,038	$ 13,134	$ 11,122	$ 10,731	$ 10,000